Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023 CNY (¥)
Significant Accounting Policies (Details) [Line Items]
Goods and service period	1 year
Number of contracts	2
Royalties exceeding minimum guaranteed amount (in Yuan Renminbi)
Budgets and forecast calculations period	5 years
Impairment loss (in Yuan Renminbi)
Awards recognised expense (in Yuan Renminbi)
Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Goods and service period	1 year
Licensing with fixed payment period	365 days
Licensing with minimum guarantee period	365 days
Goods and service payment period	1 year
Short-term leases of warehouses	12 months
Short term liquid deposits maturity period	3 months
Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Licensing with fixed payment period	90 days
Licensing with minimum guarantee period	7 days
Computer Software [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	3 years
Copyrights, Patents and Other Industrial Property Rights, Service and Operating Rights [Member] | Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	49 years
Copyrights, Patents and Other Industrial Property Rights, Service and Operating Rights [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful economic life of intangible assets	15 years
Music Content Database Services [Member] | Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	365 days
Music Content Database Services [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	7 days
Third Party Database Service [Member] | Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	365 days
Third Party Database Service [Member] | Bottom of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Subscription service payment period	7 days
Sale of Smart Music Devices [Member] | Top of Range [Member]
Significant Accounting Policies (Details) [Line Items]
Goods and service period	1 year
Subscription service payment period	1 year